UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point Management Company, LLC
Address: 360 Madison Ave., 24Th Floor
         New York, NY  10017

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     Managing Member
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     July 29, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $391,698 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108    16798   985200 SH       985200                 985200        0        0
AGERE SYS INC                  CL B             00845V209      920   400000 SH       400000                 400000        0        0
ALLMERICA FINL CORP            COM              019754100     1799   100000 SH       100000                 100000        0        0
BANK MUT CORP                  COM              063748107      930    28700 SH       28700                   28700        0        0
BANKATLANTIC BANCORP           CL A             065908501     4475   376400 SH       376400                 376400        0        0
BINDVIEW DEV CORP              COM              090327107     3523  1752900 SH       1752900               1752900        0        0
CANADIAN NAT RES LTD           COM              136385101    15964   400000 SH       400000                 400000        0        0
COLUMBIA LABS INC              COM              197779101     1406   125000 SH       125000                 125000        0        0
COMCAST CORP NEW               CL A SPL         20030N200    19152   662700 SH       662700                 662700        0        0
CONEXANT SYSTEMS INC           COM              207142100     5499  1325000 SH       1325000               1325000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    41742  1800000 SH       1800000               1800000        0        0
DEL MONTE FOODS CO             COM              24522P103     9812  1110000 SH       1110000               1110000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    13350   250000 SH       250000                 250000        0        0
FIDELITY NATL FINL INC         COM              316326107     8074   262499 SH       262499                 262499        0        0
FIRST CMNTY BANCORP CALIF      COM              31983B101     4707   150000 SH       150000                 150000        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      907    65000 SH       65000                   65000        0        0
GENESIS HEALTH VENTURE INC N   COM              37183F107     7056   400000 SH       400000                 400000        0        0
HOLLINGER INTL INC             CL A             435569108      841    78100 SH       78100                   78100        0        0
HUDSON CITY BANCORP            COM              443683107      639    25000 SH       25000                   25000        0        0
IDT CORP                       CL B             448947309     2788   158400 SH       158400                 158400        0        0
INFINITY PPTY & CAS CORP       COM              45665Q103    14052   600000 SH       600000                 600000        0        0
KINDRED HEALTHCARE INC         COM              494580103     2666   150000 SH       150000                 150000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    34376  2973719 SH       2973719               2973719        0        0
LOCAL FINL CORP                COM              539553107     4876   337700 SH       337700                 337700        0        0
M D C HLDGS INC                COM              552676108    16874   349500 SH       349500                 349500        0        0
MCDERMOTT INTL INC             COM              580037109    11900  1880000 SH       1880000               1880000        0        0
METASOLV INC                   COM              59139P104      430   214800 SH       214800                 214800        0        0
PENN VA CORP                   COM              707882106    38012   884000 SH       884000                 884000        0        0
PG&E CORP                      COM              69331C108    21150  1000000 SH       1000000               1000000        0        0
PLAINS EXPL & PRODTN CO L P    COM              726505100    12727  1177300 SH       1177300               1177300        0        0
POTLATCH CORP                  COM              737628107    22068   857000 SH       857000                 857000        0        0
PROVIDENT FINL SVCS INC        COM              74386T105     6763   355000 SH       355000                 355000        0        0
TALISMAN ENERGY INC            COM              87425E103     2456    53800 SH       53800                   53800        0        0
VANS INC                       COM              921930103     2382   265000 SH       265000                 265000        0        0
WARNACO GROUP INC              CL A NEW         934390402    28516  2123300 SH       2123300               2123300        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    12068   550025 SH       550025                 550025        0        0